Stock Warrants - Schedule of Warrant Activity (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Warrant Activity [Line Items]
Number of Warrants, outstanding beginning	358,687	102,000
Weighted- Average Exercise Price, outstanding beginning	$ 162.45	$ 571.05
Number of Warrants, Issued	8,188,353	262,353
Weighted- Average Exercise Price, Issued	$ 0.02	$ 0.15
Number of Warrants, Exercised	(913,350)	(5,664)
Weighted- Average Exercise Price, Exercised	$ 0.12
Number of Warrants, Canceled	(57,117)	(2)
Weighted- Average Exercise Price, Canceled	$ 52.59
Number of Warrants, outstanding ending	7,576,573	358,687
Weighted- Average Exercise Price, outstanding ending	$ 7.3	$ 162.45